Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Loss before income tax	€ (141,129)	€ (124,806)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(6,303)	(10,085)
Finance expense	495	2,734
Depreciation and amortization	9,993	11,489
Impairment of intangible assets, property, plant and equipment and right-of-use assets	3,248
Loss on disposal of fixed assets	573	694
Impairment of inventory	23,670	6,879
Share-based payment expense	1,731	4,572
Changes of provisions	(20,276)	(1,634)
Working capital changes
Decrease / (increase) in assets held for sale	597	513
Decrease / (increase) in trade receivables and contract assets	(6,986)	2,440
Decrease / (increase) in inventory	674	(5,084)
Decrease / (increase) in other assets	11,062	18,751
(Decrease) / increase in trade and other payables, other liabilities and contract liabilities	(64,426)	(76,002)
Decrease / (increase) in deferred taxes	(396)	(25)
Income taxes received / (paid)	1,511	(18)
Interest received	4,491	6,838
Interest paid	(1,172)	(994)
Net cash flow (used in) operating activities	(185,667)	(163,702)
Investing activities
Purchase of property, plant and equipment	(8,487)	(27,222)
Purchase of intangible assets	(4,088)	(147)
Net cash flow (used in) investing activities	(12,575)	(27,369)
Financing activities
Payments on lease obligations	(2,479)	(2,526)
Proceeds from the issuance of Shares (net of transaction costs)		235,840
Payment on / proceeds from treasury shares/exercise of options	138	199
Net cash flow provided by / (used in) financing activities	(2,340)	233,513
Net increase (decrease) in cash and cash equivalents	(200,582)	42,442
Currency translation gains (losses) on cash and cash equivalents	645	(314)
Effect of changes in exchange rates on cash and cash equivalents	402,452	495,797
Cash and cash equivalents, end of period	€ 202,515	€ 537,925